Revenue (Tables)	6 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue
	Six Months Ended
	31 December 2023	31 December 2022
	RM	RM

Revenue from contracts with customers
Project management fees	25,906,300	2,500,000
Sale of goods	5,716,648	121,021,552
	31,622,948	123,521,552

Timing of revenue recognition
Transferred at a point in time	31,622,948	123,521,552